Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Regulatory Capital

The following is a summary of the Bank’s actual capital amounts and ratios as of December 31, 2013 compared to the FDIC minimum capital adequacy requirements and the FDIC requirements for classification as a well-capitalized institution.

			Minimum Requirements
	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2013:
Total risk-based capital (to risk-weighted assets)	$1,319,973	11.39%	$926,817	8.00%	$1,158,521	10.00%
Tier I capital (to risk-weighted assets)	1,174,799	10.14%	463,408	4.00%	695,113	6.00%
Total capital (to average assets)	1,174,799	8.20%	573,180	4.00%	716,475	5.00%

			Minimum Requirements
	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2012:
Total risk-based capital (to risk-weighted assets)	$1,021,674	11.24%	$727,475	8.00%	$909,344	10.00%
Tier I capital (to risk-weighted assets)	907,654	9.98%	363,737	4.00%	545,606	6.00%
Total capital (to average assets)	907,654	7.59%	478,642	4.00%	598,303	5.00%